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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22588

BPV Family of Funds
(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300 Knoxville, TN	37922
(Address of principal executive offices)	(Zip code)

Michael R. West

9202 South Northshore Drive, Suite 300 Knoxville, TN 37922
(Name and address of agent for service)

Registrant's telephone number, including area code:	(855) 784-2399

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BPV WEALTH PRESERVATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 81.7%	Shares	Value
Sector Funds - 55.9%
Consumer Discretionary Select Sector SPDR® Fund (The) (a)	31,636	$2,469,190
Consumer Staples Select Sector SPDR® Fund (The) (a)	38,601	2,128,845
Energy Select Sector SPDR® Fund (The) (a)	21,740	1,483,538
Financial Select Sector SPDR® Fund (The) (a)	138,457	3,160,973
Health Care Select Sector SPDR® Fund (The) (a)	41,215	2,955,940
Industrial Select Sector SPDR® Fund (The) (a)	36,494	2,042,204
Materials Select Sector SPDR® Fund (The) (a)	12,132	562,197
Technology Select Sector SPDR® Fund (The) (a)	105,326	4,566,935
Utilities Select Sector SPDR® Fund (The) (a)	13,842	726,290
		20,096,112
U.S. Government & Agency Obligations - 25.8%
iShares® 1-3 Year Treasury Bond ETF	108,896	9,291,007

Total Exchange-Traded Funds (Cost $29,195,489)		$29,387,119

PURCHASED OPTION CONTRACTS - 0.1%	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.1%
SPDR® S&P 500® ETF Trust	07/15/16	$190.00	530	$5,565
SPDR® S&P 500® ETF Trust	07/15/16	195.00	165	3,135
SPDR® S&P 500® ETF Trust	08/19/16	197.00	265	37,100
Total Purchased Option Contracts (Cost $425,311)				$45,800

BPV WEALTH PRESERVATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.7%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.17% (b) (Cost $4,203,402)	4,203,402	$4,203,402

Total Investments at Value - 93.5% (Cost $33,824,202)		$33,636,321

Other Assets in Excess of Liabilities - 6.5%		2,330,028	(c)

Net Assets - 100.0%		$35,966,349

(a)	All or a portion of the security is held as collateral for written options.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.
(c)	Includes cash held as margin deposits for written options.

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV WEALTH PRESERVATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
June 30, 2016 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	07/15/16	$206.00	200	$88,200	$86,690
SPDR® S&P 500® ETF Trust	07/29/16	207.50	325	136,500	135,022
				224,700	221,712
Put Option Contracts
SPDR® S&P 500® ETF Trust	07/15/16	185.00	150	975	11,019
SPDR® S&P 500® ETF Trust	08/19/16	187.00	265	16,828	56,765
SPDR® S&P 500® ETF Trust	09/16/16	175.00	148	10,212	104,440
SPDR® S&P 500® ETF Trust	12/16/16	175.00	50	11,625	15,623
				39,640	187,847
Total Written Option Contracts				$264,340	$409,559

Investment Abbreviations:
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 105.8%	Shares	Value
Consumer Discretionary - 5.1%
Auto Components - 2.1%
Cooper Tire & Rubber Company	1,750	$52,185
Dana Holding Corporation	2,577	27,213
Goodyear Tire & Rubber Company (The)	8,873	227,681
Lear Corporation	1,960	199,450
		506,529
Automobiles - 0.6%
General Motors Company	5,119	144,868

Multiline Retail - 0.5%
Big Lots, Inc.	2,279	114,201

Specialty Retail - 0.5%
Bed Bath & Beyond, Inc.	2,340	101,135
Best Buy Company, Inc.	710	21,726
		122,861
Textiles, Apparel & Luxury Goods - 1.4%
Michael Kors Holdings Ltd. (a)	6,691	331,070

Consumer Staples - 9.4%
Beverages - 1.9%
Dr Pepper Snapple Group, Inc.	1,044	100,882
PepsiCo, Inc.	3,357	355,640
		456,522
Food & Staples Retailing - 1.2%
Sysco Corporation	5,584	283,332

Food Products - 3.4%
Dean Foods Company	9,417	170,354
Ingredion, Inc.	1,552	200,844
Sanderson Farms, Inc.	1,694	146,768
Tyson Foods, Inc. - Class A	4,379	292,473
		810,439
Personal Products - 1.1%
Herbalife Ltd. (a)	2,408	140,940
Nu Skin Enterprises, Inc. - Class A	2,649	122,358
		263,298
Tobacco - 1.8%
Philip Morris International, Inc.	4,026	409,525

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 105.8% (Continued)	Shares	Value
Energy - 14.0%
Energy Equipment & Services - 7.3%
Dril-Quip, Inc. (a)	1,731	$101,142
Ensco plc - Class A	29,520	286,639
FMC Technologies, Inc. (a)	5,318	141,831
Helmerich & Payne, Inc.	1,123	75,387
Nabors Industries Ltd.	12,008	120,681
National Oilwell Varco, Inc.	1,318	44,351
Noble Corporation plc	9,151	75,404
Oceaneering International, Inc.	9,855	294,270
Oil States International, Inc. (a)	8,543	280,894
Rowan Companies plc - Class A	15,616	275,779
Transocean Ltd.	2,470	29,368
		1,725,746
Oil, Gas & Consumable Fuels - 6.7%
Chevron Corporation	1,337	140,158
Exxon Mobil Corporation	6,561	615,028
Marathon Petroleum Corporation	2,156	81,842
Murphy Oil Corporation	1,483	47,085
Tesoro Corporation	4,593	344,107
Valero Energy Corporation	7,355	375,105
		1,603,325
Financials - 28.5%
Banks - 11.9%
Bank of America Corporation	52,934	702,434
Citigroup, Inc.	15,836	671,288
JPMorgan Chase & Company	15,205	944,839
Regions Financial Corporation	13,784	117,302
SunTrust Banks, Inc.	9,531	391,533
		2,827,396
Capital Markets - 0.3%
T. Rowe Price Group, Inc.	1,043	76,108

Consumer Finance - 1.7%
Ally Financial, Inc. (a)	18,661	318,543
Capital One Financial Corporation	1,193	75,768
		394,311
Diversified Financial Services - 1.2%
Voya Financial, Inc.	11,441	283,279

Insurance - 10.7%
Aflac, Inc.	1,000	72,160

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 105.8% (Continued)	Shares	Value
Financials - 28.5% (Continued)
Insurance - 10.7% (Continued)
Allstate Corporation (The)	5,728	$400,674
American International Group, Inc.	7,909	418,307
Assured Guaranty Ltd.	3,977	100,897
Axis Capital Holdings Ltd.	1,999	109,945
Everest Re Group Ltd.	1,093	199,658
Genworth Financial, Inc. - Class A (a)	42,340	109,237
Hartford Financial Services Group, Inc. (The)	2,864	127,104
Lincoln National Corporation	4,077	158,065
Prudential Financial, Inc.	2,838	202,463
Reinsurance Group of America, Inc.	693	67,214
Travelers Companies, Inc. (The)	3,588	427,116
Unum Group	4,394	139,685
		2,532,525
Real Estate Investment Trusts (REITs) - 2.6%
CBL & Associates Properties, Inc.	7,585	70,616
Gaming and Leisure Properties, Inc.	1,632	56,271
Host Hotels & Resorts, Inc.	9,637	156,216
Mack-Cali Realty Corporation	2,308	62,316
Public Storage	145	37,061
RLJ Lodging Trust	6,206	133,119
Taubman Centers, Inc.	1,432	106,254
		621,853
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	556	14,723

Health Care - 12.6%
Biotechnology - 3.6%
Amgen, Inc.	1,126	171,321
Gilead Sciences, Inc.	3,913	326,422
Ligand Pharmaceuticals, Inc. (a)	399	47,589
United Therapeutics Corporation (a)	2,955	312,994
		858,326
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc.	1,333	108,519

Pharmaceuticals - 8.5%
Johnson & Johnson	8,843	1,072,656
Merck & Co., Inc.	1,429	82,325
Pfizer, Inc.	24,378	858,349
		2,013,330

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 105.8% (Continued)	Shares	Value
Industrials - 10.2%
Aerospace & Defense - 3.1%
General Dynamics Corporation	519	$72,265
Huntington Ingalls Industries, Inc.	955	160,469
Northrop Grumman Corporation	1,479	328,752
Spirit AeroSystems Holdings, Inc. - Class A (a)	4,318	185,674
		747,160
Air Freight & Logistics - 0.7%
FedEx Corporation	1,078	163,619

Airlines - 5.9%
Alaska Air Group, Inc.	4,178	243,536
American Airlines Group, Inc.	3,381	95,716
Delta Air Lines, Inc.	7,884	287,214
Hawaiian Holdings, Inc. (a)	5,159	195,836
Southwest Airlines Company	7,457	292,389
United Continental Holdings, Inc. (a)	6,950	285,228
		1,399,919
Building Products - 0.2%
Owens Corning, Inc.	788	40,598

Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	2,611	60,366

Information Technology - 10.6%
Internet Software & Services - 2.9%
eBay, Inc. (a)	13,723	321,256
IAC/InterActiveCorp	823	46,335
VeriSign, Inc. (a)	3,577	309,267
		676,858
IT Services - 0.1%
Xerox Corporation	3,403	32,294

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corporation	14,586	478,421

Software - 5.6%
Aspen Technology, Inc. (a)	2,587	104,101
CA, Inc.	1,157	37,984
Cadence Design Systems, Inc. (a)	2,675	65,003
Citrix Systems, Inc. (a)	2,721	217,925
Microsoft Corporation	6,465	330,814

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 105.8% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
Software - 5.6% (Continued)
Symantec Corporation	16,556	$340,060
Take-Two Interactive Software, Inc. (a)	6,307	239,161
		1,335,048
Materials - 3.1%
Chemicals - 1.5%
Celanese Corporation - Series A	704	46,077
LyondellBasell Industries N.V. - Class A	4,115	306,238
		352,315
Containers & Packaging - 0.2%
Avery Dennison Corporation	635	47,466

Metals & Mining - 0.8%
Reliance Steel & Aluminum Company	2,013	154,800
Steel Dynamics, Inc.	915	22,417
		177,217
Paper & Forest Products - 0.6%
International Paper Company	3,504	148,500

Telecommunication Services - 4.4%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	11,595	501,020
Verizon Communications, Inc.	9,648	538,744
		1,039,764
Utilities - 7.9%
Electric Utilities - 4.8%
American Electric Power Company, Inc.	3,667	257,020
Edison International	5,057	392,777
Entergy Corporation	4,521	367,784
Exelon Corporation	3,292	119,697
		1,137,278
Independent Power and Renewable Electricity Producers - 1.3%
AES Corporation (The)	20,614	257,262
NRG Energy, Inc.	3,627	54,369
		311,631
Multi-Utilities - 1.8%
NiSource, Inc.	2,100	55,692
PG&E Corporation	2,320	148,294

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 105.8% (Continued)	Shares	Value
Utilities - 7.9% (Continued)
Multi-Utilities - 1.8% (Continued)
Public Service Enterprise Group, Inc.	5,022	$234,076
		438,062

Total Common Stocks (Cost $24,328,894)		$25,088,602

EXCHANGE-TRADED FUNDS - 9.3%	Shares	Value
iShares® S&P 500 Value ETF	10,600	$984,740
iShares® Russell 1000 Value ETF	11,810	1,219,501
Total Exchange-Traded Funds (Cost $2,199,686)		$2,204,241

Total Investments at Value - 115.1% (Cost $26,528,580)		$27,292,843

Liabilities in Excess of Other Assets - (15.1%)		(3,571,118)

Net Assets - 100.0%		$23,721,725

(a)	Non-income producing security.

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's

See accompanying notes to Schedules of Investments.

BPV HIGH QUALITY SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

MONEY MARKET FUNDS - 99.7%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.17% (a) (Cost $4,292,992)	4,292,992	$4,292,992

Other Assets in Excess of Liabilities - 0.3%		12,754

Net Assets - 100.0%		$4,305,746

(a)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

BPV FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2016 (Unaudited)

1.	Securities Valuation

The portfolio securities of BPV Wealth Preservation Fund, BPV Large Cap Value Fund and BPV High Quality Short Duration Income Fund (the “Funds”) are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Equity securities including common stocks and exchange-traded funds listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the bid and ask price. Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. These prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation.

Securities for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A security’s “fair value” may differ from the price next available for that security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing assets or liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that asset or liability falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BPV FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2016 by security type:

BPV Wealth Preservation Fund
Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$29,387,119	$-	$-	$29,387,119
Put Option Contracts	-	45,800	-	45,800
Money Market Funds	4,203,402	-	-	4,203,402
Total Investments in Securities	$33,590,521	$45,800	$-	$33,636,321

Other Financial Instruments:
Written Call Option Contracts	$-	$(224,700)	$-	$(224,700)
Written Put Option Contracts	-	(39,640)	-	(39,640)
Total Other Financial Instruments	$-	$(264,340)	$-	$(264,340)

BPV Large Cap Value Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$25,088,602	$-	$-	$25,088,602
Exchange-Traded Funds	2,204,241	-	-	2,204,241
Total Investments in Securities	$27,292,843	$-	$-	$27,292,843

BPV High Quality Short Duration Income Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Money Market Funds	$4,292,992	$-	$-	$4,292,992

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of June 30, 2016, the Funds did not have any transfers into or out of any Level. During the period June 30, 2016, the Funds did not use any significant unobservable inputs (Level 3) in determining fair value. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

BPV FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2016:

	BPV Wealth	BPV Large	BPV High Quality
	Preservation	Cap Value	Short Duration
	Fund	Fund	Income Fund

Cost of portfolio investments	$33,983,523	$27,349,411	$4,292,992

Gross unrealized appreciation	$558,813	$1,919,297	$-
Gross unrealized depreciation	(906,015)	(1,975,865)	-

Net unrealized depreciation on investments	$(347,202)	$(56,568)	$-

Net unrealized appreciation on written option contracts	$145,219	$-	$-

As of June 30, 2016, the tax proceeds of written options for BPV Wealth Preservation Fund are $409,559.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for BPV Wealth Preservation Fund and BPV Large Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and straddles.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected. As of June 30, 2016, BPV Large Cap Value Fund had 28.5% of the value of its net assets invested in stocks within the Financials sector.

5.	Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies (money market mutual funds and exchange-traded funds (“ETFs”)). The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies. As of June 30, 2016, the iShares® 1-3 Year Treasury Bond ETF represented 25.8% of the net assets of BPV Wealth Preservation Fund. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

BPV FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of June 30, 2016, BPV Wealth Preservation Fund 81.7% of the value of its net assets invested in ETFs.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of an investment in shares of money market mutual funds. As of June 30, 2016, BPV High Quality Short Duration Income Fund had 99.7% of the value of its net assets invested in the Institutional Class of the BlackRock Liquidity Funds Treasury Trust Fund. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of June 30, 2016, each of BPV Wealth Preservation Fund and BPV Large Cap Value Fund had less than 25% of its net assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BPV Family of Funds

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	August 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	August 16, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	August 16, 2016

*	Print the name and title of each signing officer under his or her signature.